NOTES PAYABLE Demand Notes payable (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Repayment of principal	$ 50,000	$ 0	$ 208,359	$ 0
Repayment of interest	2,975	0	79,259	0
Repayment			200,000	0
Demand Notes payable [Member]
Balance	51,479	$ 330,600	330,600	0
Acquisition of IMT (Note 4)				324,894
Accrued Interest	1,496		8,497	5,706
Repayment of principal			(208,359)
Repayment of interest			(79,259)
Repayment	52,975
Balance	$ 0		$ 51,479	$ 330,600